CONTRACT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Contract Assets Net
SCHEDULE OF CONTRACT ASSETS

Contract assets, net consist of the following:

	December 31,
	2023	2022
Contract assets
Balance at the beginning of the year	$1,037,458	$943,369
Additions	2,184,620	797,302
Changes due to billings	(1,507,860)	(804,156)
Allowance for expected credit loss and bad debt written-off	(67,861)	100,486
Exchange adjustment	4,393	457
Balance at the end of the year	$1,650,750	$1,037,458

SCHEDULE OF CONTRACT ASSETS ALLOWANCES FOR EXPECTED CREDIT LOSS

The movement of allowances for expected credit loss is as follow:

	December 31,
	2023	2022

Balance at the beginning of the year	$(8,054)	$(108,965)
Provision for the year	(67,861)	(3,628)
Bad debt written-off	-	104,114
Exchange adjustment	(206)	425
Balance at the end of the year	$(76,121)	$(8,054)